STOCKHOLDERS' EQUITY (Details 4) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Nov. 18, 2011	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Balance at the beginning of the year (in shares)		32,900,000	35,298,000	3,548,000
Granted (in shares)			350,000	32,250,000
Forfeited (in shares)	(600,000)		(2,748,000)	(500,000)
Balance at the end of the year (in shares)		32,900,000	32,900,000	35,298,000	3,548,000
Options exercisable at end of year (in shares)		32,000,000	32,000,000
Options expected to vest (in shares)		900,000	900,000
Weighted Average Exercise Price
Balance at the beginning of the year (in dollars per share)		$ 0.40	$ 0.42	$ 1.11
Granted (in dollars per share)			$ 0.42	$ 0.39
Forfeited (in dollars per share)			$ 1.17	$ 0.81
Balance at the end of the year (in dollars per share)		$ 0.40	$ 0.40	$ 0.42	$ 1.11
Options exercisable at end of year (in dollars per share)		$ 0.40	$ 0.40
Weighted average fair value of options granted during the period (in dollars per share)			$ 0.24
Weighted Average Remaining Contractual Life
Balance at the beginning of the year		7 years 8 months 5 days	8 years 2 months 5 days	9 years 1 month 10 days	8 years 5 months 12 days
Granted			4 years 1 month 20 days	10 years
Forfeited			7 years	8 years 7 months 2 days
Balance at the end of the year		7 years 8 months 5 days	8 years 2 months 5 days	9 years 1 month 10 days	8 years 5 months 12 days
Intrinsic value of stock options outstanding		$ 237,000	$ 26,000